Derivatives	6 Months Ended
Jun. 30, 2021
Benson Hill, Inc
Derivatives

6. Derivatives

Corporate Risk Management Activities

The Company uses exchange-traded futures to manage price risk of fluctuating Chicago Board of Trade (“CBOT”) prices related to forecasted purchases and sales of soybean and soybean related products in the normal course of business. These risk management activities are actively monitored for compliance with the Company’s risk management policies.

As of June 30, 2021, the Company held financial futures related to a portion of its forecasted purchases of soybeans for an aggregate notional volume of 800,000 bushels of soybeans. 35,000 bushels of the aggregate notional volume will settle in 2021 with the remaining 765,000 settling in Q1 2022.

Tabular Derivatives Disclosures

The Company has master netting agreements with its counterparties which allow for the settlement of contracts in an asset position with contracts in a liability position in the event of default or termination. Such netting arrangements reduce the Company’s credit exposure related to these counterparties. As all of the Company’s derivative contracts are centrally cleared and therefore are cash-settled on a daily basis the fair value approximates zero.

6. Derivatives (continued)

The Company’s derivative contracts as of June 30, 2021 were as follows:

	Asset Derivative	Liability Derivative
Soybeans	$—	$483
Effect of daily cash settlement	—	(483)
Net derivatives as classified in the balance sheet	$—	$—

The Company had a current asset representing excess cash collateral posted to a margin account of $442 at June 30, 2021. These amounts are not included with the derivatives presented in the table above and are included in prepaid expenses and other current assets in the accompanying condensed consolidated balance sheets.

Currently, the Company does not seek cash flow hedge accounting treatment for its derivative financial instruments and thus changes in fair value are reflected in current earnings.

The tables below show the amounts of pre-tax gains and losses related to the Company’s derivatives

	Three Months Ended June 30, 2021
	(Loss) gain	Unrealized gain	Total (loss) gain
	realized on	(loss) on	recognized in
	derivatives	derivatives	income
Soybeans	$(523)	$260	$(263)
Oil	628	(312)	316
Total	$105	$(52)	$53

	Six Months Ended June 30, 2021
	(Loss) gain	Unrealized	Total (loss) gain
	realized on	(loss) gain on	recognized in
	derivatives	derivatives	income
Soybeans	$(885)	$(483)	$(1,368)
Oil	856	—	856
Total	$(29)	$(483)	$(512)

The Company’s soybean positions are designed to hedge risk related to inventory purchases therefore the gains and losses on soybean instruments are recorded in cost of sales in the accompanying condensed consolidated statements of operations. The Company’s oil positions are designed to hedge risk related to sales transactions therefore the gains and losses on oil instruments are recorded in revenues in the accompanying condensed consolidated statements of operations.

The Company classifies the cash effects of its derivatives within the “Cash Flows From Operating Activities” section of the condensed consolidated statements of cash flows.

The Company did not commence trading until January 2021, therefore there was no derivative activity or balances as of December 31, 2020 or for the three and six months ended June 30, 2020.